CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenues	€ 5,095,254	€ 4,270,894	€ 3,459,790
Cost of sales	2,648,953	2,080,613	1,686,324
Selling, general and administrative costs	427,974	348,024	336,126
Research and development costs	775,572	768,104	707,385
Other expenses/(income), net	21,548	5,561	18,475
Result from investments	6,175	6,896	4,647
EBIT	1,227,382	1,075,488	716,127
Net financial expenses	49,616	33,257	49,092
Profit before taxes	1,177,766	1,042,231	667,035
Income tax expense	238,472	209,095	58,155
Net profit	939,294	833,136	608,880
Net profit attributable to:
Owners of the parent	932,614	830,767	607,817
Non-controlling interests	€ 6,680	€ 2,369	€ 1,063
Basic earnings per common share (in € per share)	€ 5.11	€ 4.50	€ 3.29
Diluted earnings per common share (in € per share)	€ 5.09	€ 4.50	€ 3.28